Consolidated Statement of Cash Flows (Parenthetical) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Proceeds from factoring arrangement	₽ 214	₽ 918	₽ 272
Payments from factoring arrangement	₽ 2,222	₽ 435	₽ 1,123